Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011

Land and improvements	$2,479,913	$2,479,913
Buildings	9,011,523	9,008,149
Equipment	3,999,020	4,100,294
	15,490,456	15,588,356
Less accumulated depreciation	6,272,580	6,007,045

Premises and equipment, net	$9,217,876	$9,581,311